Cash (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash at Bank and in hand:
Cash at bank and in hand	$ 3,250,468	$ 5,119,887
Total Cash	$ 3,250,468	$ 5,119,887	$ 4,727,430